Note 5 - Preferred Shares (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of changes in Preferred Shares and Embedded Derivatives [text block]
	Preferred shares			Embedded derivatives
	Class A	Class B	Class C	Class A	Class B	Class C
Balance, December 31, 2016	$24,993,486	$42,887,466	$-	$83,355,470	$34,469,141	$-
Issuance of preferred shares	-	-	7,284,269	-	-	2,715,811
Transaction costs	-	-	(94,345)	-	-	-
Accretion during the period	307,595	662,239	18,204	-	-	-
Loss (gain) on re-measurement at fair value	-	-	-	44,814,889	(9,497,840)	-
Balance, March 31, 2017	25,301,081	43,549,705	7,208,128	128,170,359	24,971,301	2,715,811
Accretion during the period	311,491	672,465	113,743	-	-	-
Loss (gain) on re-measurement at fair value	-	-	-	19,102,528	(4,498,721)	(1,025,271)
Balance, June 30, 2017	$25,612,572	$44,222,170	$7,321,871	$147,272,887	$20,472,580	$1,690,540
Accretion during the period	111,490	241,139	40,796	-	-	-
Loss on re-measurement at fair value	-	-	-	21,171,596	6,903,545	931,937
Original stated capital of preferred shares reclassified as share capital upon conversion	(32,708,047)	(59,999,141)	(10,000,080)	-	-	-
Excess reclassified as contributed surplus (total $173,285,855)	6,983,985	15,535,832	2,637,413	(168,444,483)	(27,376,125)	(2,622,477)
Balance, September 30, 2017	$-	$-	$-	$-	$-	$-

Disclosure of assumptions used to determine the fair value of embedded derivative [text block]
	August 2017			2017 (inception)
	Class A	Class B	Class C	Class C
Fair value of embedded derivative per share	$12.56	$4.70	$3.12	$3.23
PWERM assumptions:
Range of exit multiples	-	-	-	3.4-4.1
Time to exit (in years)	-	-	-	0.50
Monte Carlo assumptions:
Starting equity value (in millions of $)	-	-	-	$298.1
Volatility	-	-	-	74%
Weighted average time to exit (in years)	-	-	-	0.75